Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	APAM
Entity Registrant Name	ARTISAN PARTNERS ASSET MANAGEMENT INC.
Entity Central Index Key	0001517302
Entity Filer Category	Non-accelerated Filer